Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

NOTE 28 — SELECTED QUARTERLY FINANCIAL DATA

The following data has been adjusted for discontinued operation presentation and the classification of railcar maintenance expenses. Management determined that railcar maintenance expenses, which had reduced “Rental income on operating leases”, should be reflected as a separate line item.

 Selected Quarterly Financial Data (dollars in millions)

	Unaudited
	Fourth Quarter			Third Quarter			Second Quarter			First Quarter
	As			As			As			As
	Reported	Adjustments	Adjusted	Reported	Adjustments	Adjusted	Reported	Adjustments	Adjusted	Reported	Adjustments	Adjusted
For the year ended December 31, 2013
Interest income	$ 338.0	$ (30.8)	$ 307.2	$ 337.4	$ (31.0)	$ 306.4	$ 351.6	$ (32.5)	$ 319.1	$ 355.8	$ (33.3)	$ 322.5
Interest expense	(286.7)	19.2	(267.5)	(278.0)	21.3	(256.7)	(281.4)	18.8	(262.6)	(291.9)	17.8	(274.1)
Provision for credit losses	(14.4)	-	(14.4)	(16.4)	-	(16.4)	(14.6)	-	(14.6)	(19.5)	-	(19.5)
Rental income on operating leases	431.9	31.9	463.8	441.1	31.8	472.9	452.4	31.9	484.3	444.9	31.5	476.4
Other income	127.9	(0.3)	127.6	104.8	(0.3)	104.5	79.3	(0.1)	79.2	70.1	(0.1)	70.0
Depreciation on operating lease equipment	(145.9)	6.4	(139.5)	(143.0)	8.8	(134.2)	(141.3)	7.7	(133.6)	(143.3)	10.0	(133.3)
Maintenance and other operating lease expenses	-	(39.0)	(39.0)	-	(41.4)	(41.4)	-	(40.3)	(40.3)	-	(42.4)	(42.4)
Operating expenses	(287.5)	3.1	(284.4)	(232.2)	3.4	(228.8)	(229.7)	3.6	(226.1)	(235.3)	4.4	(230.9)
Provision for income taxes	(31.2)	2.6	(28.6)	(13.9)	0.7	(13.2)	(32.2)	2.9	(29.3)	(15.2)	2.4	(12.8)
Noncontrolling interests, after tax	(2.2)	-	(2.2)	(0.2)	-	(0.2)	(0.5)	-	(0.5)	(3.0)	-	(3.0)
Income (loss) from discontinued operation	-	6.9	6.9	-	6.7	6.7	-	8.0	8.0	-	9.7	9.7
Net income	$ 129.9	$ (0.0)	$ 129.9	$ 199.6	$ (0.0)	$ 199.6	$ 183.6	$ 0.0	$ 183.6	$ 162.6	$ (0.0)	$ 162.6
Net income per diluted share	$ 0.65	$ -	$ 0.65	$ 0.99	$ -	$ 0.99	$ 0.91	$ -	$ 0.91	$ 0.81	$ -	$ 0.81

For the year ended December 31, 2012
Interest income	$ 357.0	$ (35.2)	$ 321.8	$ 375.5	$ (44.2)	$ 331.3	$ 410.3	$ (47.1)	$ 363.2	$ 426.3	$ (48.6)	$ 377.7
Interest expense	(366.6)	96.8	(269.8)	(816.0)	43.1	(772.9)	(634.2)	26.4	(607.8)	(1,080.6)	65.4	(1,015.2)
Provision for credit losses	(0.1)	0.1	-	-	-	-	(8.9)	-	(8.9)	(42.6)	0.1	(42.5)
Rental income on operating leases	452.0	28.3	480.3	445.8	29.3	475.1	446.2	29.3	475.5	440.6	29.3	469.9
Other income	171.7	(19.3)	152.4	86.7	(1.1)	85.6	139.4	(16.3)	123.1	255.3	(1.7)	253.6
Depreciation on operating lease equipment	(130.3)	2.8	(127.5)	(134.5)	8.0	(126.5)	(130.8)	5.5	(125.3)	(137.6)	3.7	(133.9)
Maintenance and other operating lease expenses	-	(31.9)	(31.9)	-	(38.1)	(38.1)	-	(35.6)	(35.6)	-	(33.8)	(33.8)
Operating expenses	(231.9)	5.1	(226.8)	(235.2)	6.1	(229.1)	(226.8)	6.0	(220.8)	(224.3)	7.0	(217.3)
Loss on debt extinguishments	-	-	-	(16.8)	-	(16.8)	(21.5)	-	(21.5)	(22.9)	-	(22.9)
Provision for income taxes	(44.2)	7.2	(37.0)	(3.9)	1.2	(2.7)	(45.4)	6.9	(38.5)	(40.3)	1.8	(38.5)
Noncontrolling interests, after tax	(0.8)	-	(0.8)	(0.8)	-	(0.8)	(1.2)	-	(1.2)	(0.9)	-	(0.9)
Income (loss) from discontinued operation	-	(53.9)	(53.9)	-	(4.3)	(4.3)	-	24.9	24.9	-	(23.2)	(23.2)
Net income (loss)	$ 206.8	$ (0.0)	$ 206.8	$ (299.2)	$ 0.0	$ (299.2)	$ (72.9)	$ 0.0	$ (72.9)	$ (427.0)	$ (0.0)	$ (427.0)
Net income (loss) per diluted share	$ 1.03	$ -	$ 1.03	$ (1.49)	$ -	$ (1.49)	$ (0.36)	$ -	$ (0.36)	$ (2.13)	$ -	$ (2.13)